Document and Entity Information	May 13, 2019
Prospectus:
Document Type	497
Document Period End Date	May 13, 2019
Registrant Name	NEW COVENANT FUNDS
Central Index Key	0001070222
Amendment Flag	false
Document Creation Date	May 13, 2019
Document Effective Date	May 13, 2019
Prospectus Date	Oct. 31, 2018
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus:
Trading Symbol	NCBGX
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus:
Trading Symbol	NCBIX
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus:
Trading Symbol	NCGFX
New Covenant Income Fund | New Covenant Income Fund
Prospectus:
Trading Symbol	NCICX